Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total	€ 73,865	€ 77,412
Fair value	63,638	66,959
Financial Assets Excluding Derivatives Measurement Category [Member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	50,354	54,214
FVOCI (no recycling)	10	10
Amortized cost	10,227	10,453
Financial assets measured at FVPL – designated	2,526	1,940
Financial assets measured at FVPL – mandatory	9,386	8,079
Total	72,504	74,694
Fair value	71,371	73,505
Financial Assets Excluding Derivatives Measurement Category [Member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	193,390	179,563
Financial Assets Excluding Derivatives Measurement Category [Member] | Shares [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	0
FVOCI (no recycling)	10	10
Amortized cost	0
Financial assets measured at FVPL – designated	0
Financial assets measured at FVPL – mandatory	291	348
Total	300	358
Fair value	300	358
Financial Assets Excluding Derivatives Measurement Category [Member] | Shares [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	16,191	15,505
Financial Assets Excluding Derivatives Measurement Category [Member] | Debt securities [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	47,191	51,607
FVOCI (no recycling)	0
Amortized cost	52
Financial assets measured at FVPL – designated	1,538	1,241
Financial assets measured at FVPL – mandatory	858	799
Total	49,639	53,647
Fair value	49,639	53,647
Financial Assets Excluding Derivatives Measurement Category [Member] | Debt securities [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	6,172	5,694
Financial Assets Excluding Derivatives Measurement Category [Member] | Money market and other short-term investments [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	3,135	2,576
FVOCI (no recycling)	0
Amortized cost	0
Financial assets measured at FVPL – designated	215	167
Financial assets measured at FVPL – mandatory	3,999	2,876
Total	7,349	5,618
Fair value	7,349	5,618
Financial Assets Excluding Derivatives Measurement Category [Member] | Money market and other short-term investments [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	1,346	1,263
Financial Assets Excluding Derivatives Measurement Category [Member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	0
FVOCI (no recycling)	0
Amortized cost	18	45
Financial assets measured at FVPL – designated	0
Financial assets measured at FVPL – mandatory	0
Total	18	45
Fair value	18	45
Financial Assets Excluding Derivatives Measurement Category [Member] | Deposits with financial institutions [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	2,271	2,360
Financial Assets Excluding Derivatives Measurement Category [Member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	0
FVOCI (no recycling)	0
Amortized cost	10,157	10,406
Financial assets measured at FVPL – designated	0
Financial assets measured at FVPL – mandatory	0
Total	10,157	10,406
Fair value	9,025	9,218
Financial Assets Excluding Derivatives Measurement Category [Member] | Unconsolidated Investment Funds [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	167,411	154,741
Financial Assets Excluding Derivatives Measurement Category [Member] | Other [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	29	31
FVOCI (no recycling)	0
Amortized cost	1	1
Financial assets measured at FVPL – designated	773	532
Financial assets measured at FVPL – mandatory	4,239	4,056
Total	5,040	4,619
Fair value	€ 5,040	€ 4,619